share-based compensation - Restricted share units (Details) - EquityInstruments	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
TELUS Corporation restricted share units
share-based compensation
Outstanding - Non-vested	14,485,517		8,966,017
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	12,500,934	12,339,850	7,452,536
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	11,192,258		6,896,228
Notional subset affected by relative total shareholder return performance condition share-based compensation
Total customer connection payout weight (as a percent)	3.00%
Relative total shareholder return payout weight (as a percent)				75.00%
Outstanding - Non-vested	1,984,583		1,513,481
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a percent)	3.00%			25.00%
Outstanding - Non-vested	1,308,676		556,308
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%